Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.82303%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,338,009.65

Principal:
Principal Collections	$26,060,931.79
Prepayments in Full	$12,941,281.10
Liquidation Proceeds	$501,493.70
Recoveries	$56,076.51
Sub Total	$39,559,783.10
Collections	$43,897,792.75

Purchase Amounts:
Purchase Amounts Related to Principal	$109,132.01
Purchase Amounts Related to Interest	$304.83
Sub Total	$109,436.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,007,229.59

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,007,229.59
Servicing Fee	$942,331.51	$942,331.51	$0.00	$0.00	$43,064,898.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,064,898.08
Interest - Class A-2a Notes	$1,027,093.37	$1,027,093.37	$0.00	$0.00	$42,037,804.71
Interest - Class A-2b Notes	$715,834.29	$715,834.29	$0.00	$0.00	$41,321,970.42
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$39,234,328.75
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$38,934,945.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,934,945.42
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$38,715,649.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,715,649.75
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$38,565,238.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,565,238.83
Regular Principal Payment	$43,894,535.64	$38,565,238.83	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$44,007,229.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,565,238.83
Total					$38,565,238.83

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,496,389.32	$64.28	$1,027,093.37	$2.93	$23,523,482.69	$67.21
Class A-2b Notes	$16,068,849.51	$64.28	$715,834.29	$2.86	$16,784,683.80	$67.14
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$38,565,238.83	$24.42	$4,499,659.25	$2.85	$43,064,898.08	$27.27

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$221,276,848.84	0.6322196	$198,780,459.52	0.5679442
Class A-2b Notes	$158,054,892.03	0.6322196	$141,986,042.52	0.5679442
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,008,271,740.87	0.6385751	$969,706,502.04	0.6141503

Pool Information
Weighted Average APR	4.968%	4.985%
Weighted Average Remaining Term	47.25	46.46
Number of Receivables Outstanding	38,243	37,470
Pool Balance	$1,130,797,812.14	$1,090,638,777.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,044,688,892.88	$1,008,368,349.84
Pool Factor	0.6576773	0.6343207

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$82,270,428.10
Targeted Overcollateralization Amount	$126,261,572.71
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$120,932,275.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$546,195.60
(Recoveries)		31	$56,076.51
Net Loss for Current Collection Period			$490,119.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5201%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5270%
Second Prior Collection Period			0.4095%
Prior Collection Period			0.5838%
Current Collection Period			0.5295%
Four Month Average (Current and Prior Three Collection Periods)			0.5124%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		916	$5,371,344.90
(Cumulative Recoveries)			$495,360.18
Cumulative Net Loss for All Collection Periods			$4,875,984.72
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2836%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,863.91
Average Net Loss for Receivables that have experienced a Realized Loss			$5,323.13

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.00%	285	$10,958,487.89
61-90 Days Delinquent	0.18%	46	$1,974,765.54
91-120 Days Delinquent	0.04%	9	$428,323.83
Over 120 Days Delinquent	0.04%	7	$402,524.91
Total Delinquent Receivables	1.26%	347	$13,764,102.17

Repossession Inventory:
Repossessed in the Current Collection Period		22	$1,118,039.84
Total Repossessed Inventory		41	$1,889,559.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1662%
Prior Collection Period			0.1909%
Current Collection Period			0.1655%
Three Month Average			0.1742%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2572%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	13

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	95	$3,691,402.38
2 Months Extended	135	$5,835,816.53
3+ Months Extended	30	$1,108,575.00

Total Receivables Extended	260	$10,635,793.91
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer